FAIR VALUE MEASUREMENTS - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
FAIR VALUE MEASUREMENTS
Impairment provision for property and equipment	¥ 8,481